2 Summary of Significant Accounting Policies - Common Stock Equivalents (Details) (Q2) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014 Quarter 2 [Member]	Jun. 30, 2013 Quarter 2 [Member]
Convertible Debt (Exercise price - $0.25/share)			$ 18,056,932
Stock Warrants (Exercise price - $0.001 - $0.375/share)			9,728,984
Stock Options (Exercise price - $0.375/share)	300,000		200,000
Total			$ 27,985,916